Debt	9 Months Ended
Sep. 30, 2025
Debt Disclosure [Abstract]
Debt	DEBT
As of September 30, 2025 and December 31, 2024, our debt was as follows:

(in thousands of $)	September 30, 2025	December 31, 2024
Gimi facility	(627,083)	(670,833)
2025 Convertible Bonds	(575,000)	—
2021 Unsecured Bonds	(189,696)	(189,642)
2024 Unsecured Bonds	(300,000)	(300,000)
Subtotal (excluding lessor VIE debt)	(1,691,779)	(1,160,475)
CSSC VIE debt - FLNG Hilli facility (1)	(254,184)	(314,466)
Total debt (gross)	(1,945,963)	(1,474,941)
Less: Deferred financing costs	28,617	22,686
Total debt, net of deferred financing costs	(1,917,346)	(1,452,255)

At September 30, 2025, our debt, net of deferred financing costs, is broken down as follows:

	Golar debt	VIE debt	Total debt
(in thousands of $)
Current portion of long-term debt and short-term debt	(245,080)	(253,793)	(498,873)
Long-term debt	(1,418,473)	—	(1,418,473)
Total	(1,663,553)	(253,793)	(1,917,346)
(1) These amounts relate to a certain lessor entity (for which legal ownership resides with a financial institution) that we are required to consolidate into our financial statements as a VIE (note 9).
2025 Convertible Bonds
On June 30, 2025, we issued $575 million of 2.75% convertible senior unsecured notes, maturing December 15, 2030. The initial conversion rate is 17.3834 common shares per $1,000 principal amount of the bonds, equivalent to a conversion price of approximately $57.53 per common share. This represents a conversion premium of approximately 40% over the closing share price of $41.09 on June 25, 2025. The conversion price is subject to adjustment in the event of certain dividends or other corporate actions. We have assessed the 2025 Convertible Bonds and concluded that the embedded conversion feature does not require bifurcation, accordingly the 2025 Convertible Bonds are recognized as a debt liability and measured at amortized cost.
Concurrent with the issuance of the 2025 Convertible Bonds, we used a portion of the proceeds to repurchase and cancel 2.5 million of our common shares for a total consideration of $102.7 million. The remaining proceeds are intended to be used for future growth investments including a contemplated fourth FLNG, MKII FLNG conversion costs, FLNG Hilli redeployment costs, repaying indebtedness, and funding working capital and capital expenditures.